Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Hedging ineffectiveness	£ 2	£ 52	£ (20)
Fair value hedging
Derivatives
Loss on hedged items attributable to the hedged risk	(954)	(364)	(442)
Gain on the hedging instruments	958	406	482
Hedging ineffectiveness	4	42	40
Cash flow hedging
Derivatives
Hedging ineffectiveness	(2)	10	(60)
Cash flow hedging | Interest rate risk
Derivatives
Hedging ineffectiveness	£ (2)	£ 10	£ (60)